Basis of Presentation (Narrative) (Details)	9 Months Ended
Oct. 31, 2015 USD ($)
Basis Of Presentation 1	$ 14,110,100
Basis Of Presentation 2	$ 15,476,300
Basis Of Presentation 3	18.00%